INTANGIBLE ASSETS, NET (Details 1) $ in Thousands	Jun. 30, 2017 USD ($)
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2018	$ 500
2019	225
2020	225
2021	225
2022	215
Intangible assets, Total	$ 1,390